Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives included in Balance Sheet at fair value
The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		December 31, 2018		December 31, 2017
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$84	$—	$80	$—
Public company warrants	Equity securities	—	—	4	—
Fixed-indexed and variable-indexed annuities (embedded derivative)	Annuity benefits accumulated	—	2,720	—	2,542
Equity index call options	Equity index call options	184	—	701	—
Equity index put options	Other liabilities	—	1	—	—
Reinsurance contract (embedded derivative)	Other liabilities	—	2	—	4
		$268	$2,723	$785	$2,546

Summary of gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives
The following table summarizes the gains (losses) included in GALIC’s Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (in millions):

Derivative	Statement of Earnings Line	2018	2017	2016
MBS with embedded derivatives	Realized losses on securities	$(4)	$(3)	$(7)
Public company warrants	Realized losses on securities	(3)	—	—
Fixed-indexed and variable-indexed annuities (embedded derivative) (*)	Annuity benefits	204	(589)	(211)
Equity index call options	Annuity benefits	(298)	494	141
Equity index put options	Annuity benefits	(1)	—	—
Reinsurance contract (embedded derivative)	Net investment income	2	(2)	(1)
		$(100)	$(100)	$(78)

(*)	The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $44 million in 2018, $25 million in 2017 and $17 million in 2016.